BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 358,560	$ 510,893	$ 54,057
Prepaid expenses - current	191,572	256,157
Total Current Assets	550,132	767,050	54,057
Noncurrent assets:
Treasury securities held in trust account	42,190,562	250,326,857
Prepaid expenses - noncurrent		12,764
Deferred offering costs associated with the initial public offering			615,563
Total Noncurrent Assets	42,190,562	250,339,621	615,563
Total Assets	42,740,694	251,106,671	669,620
Current liabilities:
Accrued expenses	2,547,000		4,703
Income tax payable		783,546
Accrued franchise tax expense	19,178	193,490	8,187
Accounts payable	252,767	244,891
Accrued offering costs			364,557
Promissory note - related party	400,000		289,425
Total Current Liabilities	5,574,589	1,221,927	666,872
Noncurrent liabilities:
Warrant liability	5,276,500	599,875
Deferred underwriter's fee payable	3,622,500	9,660,000
Total Noncurrent Liabilities	8,899,000	10,259,875
Total Liabilities	14,473,589	11,481,802	666,872
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock, $0.0001 par value, 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital			24,275
Accumulated deficit	(13,924,182)	(10,702,713)	(22,252)
Total Stockholders' Deficit	(13,923,457)	(10,701,988)	2,748
Total Liabilities, Redeemable Class A Common Stock and Stockholders' Deficit	42,740,694	251,106,671	669,620
Class A common stock
Stockholders' Deficit:
Common stock	200
Class A Common Stock Subject to Possible Redemption
Redeemable Class A Common Stock
Class A common stock, $0.0001 par value; 240,000,000 shares authorized; 3,998,687 and 24,150,000 shares issued and outstanding subject to possible redemption as of June 30, 2023 and December 31, 2022, respectively	42,190,562	250,326,857
Class B common stock
Stockholders' Deficit:
Common stock	$ 525	$ 725	$ 725